PROVISIONS (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
PROVISIONS
Balance at beginning of the year	¥ 40,495	¥ 43,713	¥ 42,438
Provision for the year	4,277	2,163	1,563
Accretion expenses	1,103	1,135	1,343
Decrease for the year	(2,438)	(6,435)	(1,490)
Exchange adjustments	162	(81)	(141)
Balance at end of the year	¥ 43,599	¥ 40,495	¥ 43,713